Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 60.3%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	11,414	$ 4,110,752
Raytheon Technologies Corp.	71,542	6,149,750

		10,260,502

Air Freight & Logistics - 0.7%
FedEx Corp.	25,413	5,572,817
United Parcel Service, Inc., Class B	46,740	8,511,354

		14,084,171

Airlines - 0.2%
Southwest Airlines Co. (A)	64,073	3,295,274

Auto Components - 0.2%
Aptiv PLC (A)	8,070	1,202,188
Magna International, Inc.	28,874	2,172,480

		3,374,668

Automobiles - 1.2%
General Motors Co. (A)	51,815	2,731,169
Tesla, Inc. (A)	25,457	19,741,394

		22,472,563

Banks - 2.6%
Bank of America Corp.	153,538	6,517,688
Citigroup, Inc.	122,268	8,580,768
Comerica, Inc.	16,610	1,337,105
Fifth Third Bancorp	90,120	3,824,693
Regions Financial Corp.	172,956	3,685,692
SVB Financial Group (A)	3,279	2,121,120
Truist Financial Corp.	79,814	4,681,091
US Bancorp	114,625	6,813,310
Wells Fargo & Co.	289,747	13,447,158

		51,008,625

Beverages - 0.7%
Coca-Cola Co.	197,290	10,351,806
Constellation Brands, Inc., Class A	18,681	3,935,900

		14,287,706

Biotechnology - 1.3%
AbbVie, Inc.	112,442	12,129,119
Biogen, Inc. (A)	10,214	2,890,460
Moderna, Inc. (A)	4,870	1,874,268
Regeneron Pharmaceuticals, Inc. (A)	8,250	4,992,735
Vertex Pharmaceuticals, Inc. (A)	23,272	4,221,308

		26,107,890

Building Products - 0.7%
Johnson Controls International PLC	64,736	4,407,227
Masco Corp.	41,173	2,287,160
Trane Technologies PLC	43,574	7,523,051

		14,217,438

Capital Markets - 2.1%
Goldman Sachs Group, Inc.	15,699	5,934,693
Intercontinental Exchange, Inc.	30,058	3,451,260
Morgan Stanley	64,780	6,303,742
S&P Global, Inc.	25,432	10,805,802

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	82,879	$ 7,021,509
T. Rowe Price Group, Inc.	32,380	6,369,146

		39,886,152

Chemicals - 1.1%
Air Products & Chemicals, Inc.	6,416	1,643,202
Celanese Corp.	11,166	1,682,046
DuPont de Nemours, Inc.	49,444	3,361,697
Eastman Chemical Co.	52,372	5,275,955
Linde PLC	12,095	3,548,431
LyondellBasell Industries NV, Class A	8,361	784,680
PPG Industries, Inc.	39,660	5,671,777

		21,967,788

Commercial Services & Supplies - 0.1%
Cintas Corp.	3,347	1,274,069

Communications Equipment - 0.2%
Cisco Systems, Inc.	62,365	3,394,527
Motorola Solutions, Inc.	3,137	728,788

		4,123,315

Consumer Finance - 0.2%
Capital One Financial Corp.	27,301	4,421,943

Containers & Packaging - 0.2%
Crown Holdings, Inc.	12,653	1,275,169
WestRock Co.	33,990	1,693,722

		2,968,891

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	63,228	17,257,451
Voya Financial, Inc.	11,829	726,182

		17,983,633

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	76,771	4,146,402

Electric Utilities - 1.1%
Entergy Corp.	46,650	4,632,811
Evergy, Inc.	57,650	3,585,830
NextEra Energy, Inc.	114,378	8,980,961
Xcel Energy, Inc.	73,315	4,582,188

		21,781,790

Electrical Equipment - 0.4%
Eaton Corp. PLC	53,649	8,010,332

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	18,730	1,371,598

Entertainment - 0.7%
Netflix, Inc. (A)	16,740	10,217,091
Walt Disney Co. (A)	18,080	3,058,594

		13,275,685

Equity Real Estate Investment Trusts - 1.5%
Camden Property Trust	22,719	3,350,371
Equinix, Inc.	4,899	3,870,847
Equity Lifestyle Properties, Inc.	30,664	2,394,858
Host Hotels & Resorts, Inc. (A)	62,620	1,022,585
Kimco Realty Corp.	84,420	1,751,715
Prologis, Inc.	59,153	7,419,561
SBA Communications Corp.	6,370	2,105,731
Sun Communities, Inc.	16,294	3,016,019

Transamerica Series Trust	Page 1

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	9,381	$ 497,005
Ventas, Inc.	65,020	3,589,754

		29,018,446

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	6,517	2,928,414

Food Products - 0.3%
Mondelez International, Inc., Class A	99,438	5,785,303

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	64,613	7,632,734
ABIOMED, Inc. (A)	1,418	461,587
Becton Dickinson & Co.	13,875	3,410,753
Boston Scientific Corp. (A)	112,354	4,875,040
Danaher Corp.	12,670	3,857,255
DexCom, Inc. (A)	2,998	1,639,486
Intuitive Surgical, Inc. (A)	2,141	2,128,475
Medtronic PLC	80,571	10,099,575
Zimmer Biomet Holdings, Inc.	39,279	5,748,874

		39,853,779

Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	10,520	1,256,614
Anthem, Inc.	25,258	9,416,182
Centene Corp. (A)	43,445	2,707,058
CVS Health Corp.	26,520	2,250,487
UnitedHealth Group, Inc.	38,493	15,040,755

		30,671,096

Hotels, Restaurants & Leisure - 0.7%
Booking Holdings, Inc. (A)	2,189	5,196,402
Hilton Worldwide Holdings, Inc. (A)	24,276	3,207,102
Royal Caribbean Cruises Ltd. (A)	6,990	621,761
Yum! Brands, Inc.	32,385	3,961,009

		12,986,274

Household Durables - 0.3%
D.R. Horton, Inc.	4,450	373,667
Lennar Corp., Class A	52,611	4,928,598
Toll Brothers, Inc.	25,270	1,397,178

		6,699,443

Household Products - 0.9%
Kimberly-Clark Corp.	28,728	3,804,737
Procter & Gamble Co.	98,159	13,722,628

		17,527,365

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	17,719	3,761,389

Insurance - 1.2%
American International Group, Inc.	52,999	2,909,115
Chubb Ltd.	32,035	5,557,432
Hartford Financial Services Group, Inc.	58,053	4,078,223
Progressive Corp.	69,308	6,264,750
Prudential Financial, Inc.	24,540	2,581,608
Travelers Cos., Inc.	7,970	1,211,520

		22,602,648

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A (A)	12,364	33,055,401
Alphabet, Inc., Class C (A)	9,499	25,317,780

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Facebook, Inc., Class A (A)	78,123	$ 26,514,165
ZoomInfo Technologies, Inc., Class A (A)	27,920	1,708,425

		86,595,771

Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (A)	15,612	51,286,044

IT Services - 3.0%
Accenture PLC, Class A	47,368	15,153,971
Fiserv, Inc. (A)	13,610	1,476,685
FleetCor Technologies, Inc. (A)	14,527	3,795,469
Mastercard, Inc., Class A	45,619	15,860,814
PayPal Holdings, Inc. (A)	16,880	4,392,345
Shopify, Inc., Class A (A)	1,280	1,735,398
Visa, Inc., Class A	67,756	15,092,649

		57,507,331

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	5,967	2,420,275
Thermo Fisher Scientific, Inc.	23,150	13,226,289
Waters Corp. (A)	2,210	789,633

		16,436,197

Machinery - 1.3%
Deere & Co.	30,774	10,311,444
Ingersoll Rand, Inc. (A)	36,000	1,814,760
Otis Worldwide Corp.	13,430	1,105,021
Parker-Hannifin Corp.	16,228	4,537,673
Stanley Black & Decker, Inc.	38,354	6,723,840

		24,492,738

Media - 0.9%
Altice USA, Inc., Class A (A)	21,721	450,059
Charter Communications, Inc., Class A (A)	7,169	5,215,878
Comcast Corp., Class A	188,697	10,553,823
Fox Corp., Class A	7,480	300,023

		16,519,783

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	39,640	1,289,489

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	132,700	3,264,420
DTE Energy Co.	7,270	812,132
Sempra Energy	20,446	2,586,419

		6,662,971

Multiline Retail - 0.5%
Dollar General Corp.	4,840	1,026,758
Dollar Tree, Inc. (A)	22,348	2,139,151
Target Corp.	27,268	6,238,100

		9,404,009

Oil, Gas & Consumable Fuels - 1.7%
Cabot Oil & Gas Corp.	15,201	330,774
Cheniere Energy, Inc. (A)	15,301	1,494,449
Chevron Corp.	61,302	6,219,088
ConocoPhillips	73,546	4,984,212
Diamondback Energy, Inc.	49,882	4,722,329
EOG Resources, Inc.	42,108	3,380,009
Phillips 66	26,427	1,850,683
Pioneer Natural Resources Co.	32,995	5,493,997
Williams Cos., Inc.	173,180	4,492,289

		32,967,830

Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	12,612	$ 3,782,717

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	171,465	10,145,584
Eli Lilly & Co.	46,000	10,628,300
Johnson & Johnson	92,173	14,885,939
Merck & Co., Inc.	80,178	6,022,170
Pfizer, Inc.	32,904	1,415,201

		43,097,194

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	17,690	1,403,702
Leidos Holdings, Inc.	37,242	3,580,073

		4,983,775

Road & Rail - 0.6%
Lyft, Inc., Class A (A)	34,437	1,845,479
Norfolk Southern Corp.	24,327	5,820,234
Union Pacific Corp.	18,982	3,720,662

		11,386,375

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (A)	74,673	7,683,852
Analog Devices, Inc.	48,879	8,186,255
Applied Materials, Inc.	63,470	8,170,493
Intel Corp.	33,487	1,784,187
Lam Research Corp.	15,586	8,870,772
Microchip Technology, Inc.	15,255	2,341,490
Micron Technology, Inc.	14,252	1,011,607
NVIDIA Corp.	74,666	15,467,809
NXP Semiconductors NV	28,919	5,664,365
QUALCOMM, Inc.	11,424	1,473,467
Texas Instruments, Inc.	62,620	12,036,190

		72,690,487

Software - 5.5%
Fortinet, Inc. (A)	4,536	1,324,693
Intuit, Inc.	23,946	12,919,107
Microsoft Corp.	280,450	79,064,464
Oracle Corp.	53,160	4,631,831
salesforce.com, Inc. (A)	21,479	5,825,534
Workday, Inc., Class A (A)	9,732	2,431,930

		106,197,559

Specialty Retail - 2.1%
AutoZone, Inc. (A)	705	1,197,083
Best Buy Co., Inc.	47,703	5,042,684
Home Depot, Inc.	28,034	9,202,441
Lowe’s Cos., Inc.	59,715	12,113,785
O’Reilly Automotive, Inc. (A)	13,040	7,968,222
TJX Cos., Inc.	68,190	4,499,176

		40,023,391

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	512,000	72,448,000
Seagate Technology Holdings PLC	56,001	4,621,203

		77,069,203

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	14,567	1,416,495
NIKE, Inc., Class B	60,741	8,821,415

		10,237,910

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.6%
Altria Group, Inc.	117,269	$ 5,338,085
Philip Morris International, Inc.	70,057	6,640,703

		11,978,788

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (A)	63,900	8,163,864

Total Common Stocks (Cost $771,406,931)		1,164,928,018

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.50% (C)	14,621	405,733

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C) (D)	1,280	32,973

Total Preferred Stocks (Cost $434,660)		438,706

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 418,847	458,669
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (E)	720,000	715,995
BlueMountain CLO Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.06% (C), 07/18/2027 (E)	561,894	561,958
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	265,977	268,379
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 1.19% (C), 10/18/2030 (E)	3,380,000	3,380,145
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 1.35% (C), 07/20/2030 (E)	2,500,000	2,500,523
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (E)	1,480,000	1,466,603
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	111,641	114,060
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 1.29% (C), 10/20/2034 (E)	2,600,000	2,601,063
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	704,669	736,065
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	1,268,546	1,347,618

Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	$ 257,819	$ 261,861
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%, 1.13% (C), 04/15/2029 (E)	1,318,297	1,318,323
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (C), 04/25/2057 (E)	50,071	50,225
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (E)	621,027	621,179
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	281,612	289,438
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	900,000	899,273
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	5,319,000	5,325,065
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (E)	84,000	84,063
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.32% (C), 01/20/2031 (E)	1,400,000	1,400,013
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (E)	5,102,000	5,099,385
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	75,788	75,816
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	527,381	533,431
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	97,515	100,106
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	79,785	81,865
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	277,597	286,433
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.23% (C), 07/20/2030 (E)	1,900,000	1,899,996
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (E)	111,019	111,766
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A,
3.20%, 01/20/2036 (E)	286,770	295,829
Series 2020-2A, Class A,
1.33%, 07/20/2037 (E)	1,113,444	1,115,885
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	2,072,327	2,073,933
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	445,985	453,646
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (E)	838,000	842,223

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2015-6, Class A1B,
2.75% (C), 04/25/2055 (E)	$ 45,296	$ 45,394
Series 2016-1, Class A1B,
2.75% (C), 02/25/2055 (E)	15,481	15,474
Series 2016-2, Class A1A,
2.75% (C), 08/25/2055 (E)	313,691	315,217
Series 2016-3, Class A1,
2.25% (C), 04/25/2056 (E)	87,885	88,087
Series 2016-4, Class A1,
2.25% (C), 07/25/2056 (E)	248,391	249,976
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (E)	963,110	976,114
Series 2017-2, Class A1,
2.75% (C), 04/25/2057 (E)	356,182	360,481
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (E)	299,775	303,999
Series 2017-4, Class A1,
2.75% (C), 06/25/2057 (E)	1,192,279	1,218,286
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (E)	999,978	1,019,312
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (E)	807,082	823,550
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (E)	1,425,066	1,476,971
Series 2019-1, Class A1,
3.71% (C), 03/25/2058 (E)	2,575,647	2,712,568
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	2,408,322	2,438,144
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	2,000,000	1,990,954
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	3,055,000	3,090,305
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	129,089	129,025
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	469,848	477,194
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.27% (C), 10/20/2028 (E)	972,836	973,088

Total Asset-Backed Securities (Cost $55,850,970)		56,074,971

CORPORATE DEBT SECURITIES - 13.8%
Aerospace & Defense - 0.4%
BAE Systems PLC
3.40%, 04/15/2030 (E)	603,000	650,227
Boeing Co.
3.50%, 03/01/2039	2,022,000	2,023,534
5.15%, 05/01/2030	1,495,000	1,750,944
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028 (E)	1,640,000	1,616,366
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	1,168,000	1,220,120

		7,261,191

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031 (E)	2,268,000	2,252,442

Transamerica Series Trust	Page 4

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.3%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	$ 658,743	$ 662,653
3.70%, 04/01/2028	581,300	591,889
JetBlue Pass-Through Trust
2.75%, 11/15/2033	1,540,019	1,545,379
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,030,761	1,083,688
US Airways Pass-Through Trust
5.38%, 05/15/2023	955,700	956,619

		4,840,228

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025	717,000	767,851

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	303,000	327,474
6.25%, 10/02/2043	820,000	1,102,319

		1,429,793

Banks - 1.7%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (C), 11/25/2035 (E)	1,302,000	1,262,711
Banco Santander SA
2.75%, 12/03/2030	800,000	795,202
Bank of America Corp.
Fixed until 09/21/2031, 2.48% (C), 09/21/2036	2,335,000	2,286,015
Fixed until 02/13/2030, 2.50% (C), 02/13/2031	629,000	635,879
Fixed until 06/19/2040, 2.68% (C), 06/19/2041	1,063,000	1,023,956
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	1,774,000	1,921,663
Barclays PLC
4.84%, 05/09/2028	1,376,000	1,554,492
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (C), 10/27/2028	3,305,000	3,598,228
Commerzbank AG
8.13%, 09/19/2023 (E)	1,750,000	1,971,609
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (C), 12/20/2025 (E)	1,410,000	1,497,680
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (E)	434,000	443,630
5.02%, 06/26/2024 (E)	615,000	663,932
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (C), 10/15/2030	1,788,000	1,849,843
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	2,540,000	2,638,131
4.13%, 12/15/2026	1,415,000	1,590,380
Macquarie Bank Ltd.
3.62%, 06/03/2030 (E)	1,610,000	1,688,221
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	1,123,000	1,123,252

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA
Fixed until 06/03/2031, 3.13% (C), 06/03/2032 (E)	$ 2,291,000	$ 2,318,715
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (C)	517,000	533,156
4.10%, 06/03/2026	2,390,000	2,660,340
Fixed until 06/15/2024 (F), 5.90% (C)	585,000	629,606

		32,686,641

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,226,000	1,431,097
4.75%, 01/23/2029	1,161,000	1,364,559
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	620,715
3.70%, 12/06/2026	276,000	303,823
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	1,535,000	1,651,455

		5,371,649

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	666,000	718,337
4.05%, 11/21/2039	908,000	1,038,386
Amgen, Inc.
2.20%, 02/21/2027	936,000	967,911
Biogen, Inc.
2.25%, 05/01/2030	607,000	603,108
Gilead Sciences, Inc.
4.15%, 03/01/2047	285,000	332,732

		3,660,474

Building Products - 0.2%
Carlisle Cos., Inc.
2.20%, 03/01/2032	1,124,000	1,089,863
3.75%, 12/01/2027	1,047,000	1,154,622
Carrier Global Corp.
2.72%, 02/15/2030	1,089,000	1,125,501

		3,369,986

Capital Markets - 0.7%
Charles Schwab Corp.
Fixed until 06/01/2026 (F), 4.00% (C)	2,126,000	2,216,355
Credit Suisse Group AG
3.75%, 03/26/2025	1,088,000	1,172,982
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (C), 11/26/2025	681,000	736,393
Fixed until 04/08/2030, 5.88% (C), 07/08/2031	1,142,000	1,346,699
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	1,231,000	1,758,771
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	3,910,000	3,823,836
3.70%, 10/23/2024	1,147,000	1,243,974
5.00%, 11/24/2025	847,000	968,196

		13,267,206

Chemicals - 0.1%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	1,097,000	1,086,064

Transamerica Series Trust	Page 5

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.3%
ADT Security Corp.
4.13%, 08/01/2029 (E)	$ 1,193,000	$ 1,185,711
Ashtead Capital, Inc.
2.45%, 08/12/2031 (E)	653,000	641,149
4.25%, 11/01/2029 (E)	733,000	804,717
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	565,000	587,061
3.30%, 12/01/2026 (E)	628,000	679,644
3.85%, 11/15/2024 (E)	661,000	714,806
Hutchison Whampoa International 11 Ltd.
4.63%, 01/13/2022 (E)	600,000	606,749

		5,219,837

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	1,142,000	1,164,840

Construction & Engineering - 0.0% (B)
Quanta Services, Inc.
2.90%, 10/01/2030	822,000	849,389

Construction Materials - 0.2%
CRH America Finance, Inc.
4.50%, 04/04/2048 (E)	900,000	1,094,320
Holcim Finance US LLC
4.75%, 09/22/2046 (E)	1,597,000	1,977,958

		3,072,278

Consumer Finance - 0.4%
Ally Financial, Inc.
8.00%, 11/01/2031	1,641,000	2,364,386
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,630,000	1,733,787
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,545,000	1,587,488
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (E)	1,469,000	1,451,828
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (E)	748,000	739,581

		7,877,070

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	1,074,000	1,144,165
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	726,000	723,083
5.50%, 12/15/2024 (E)	2,174,000	2,436,157
Element Fleet Management Corp.
1.60%, 04/06/2024 (E)	639,000	648,110
3.85%, 06/15/2025 (E)	831,000	894,469

		5,845,984

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	887,000	934,322
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	224,000
Verizon Communications, Inc.
1.68%, 10/30/2030	2,398,000	2,277,703
2.99%, 10/30/2056	2,614,000	2,427,172

		5,863,197

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.7%
American Electric Power Co., Inc.
2.95%, 12/15/2022	$ 918,000	$ 939,140
Appalachian Power Co.
3.40%, 06/01/2025	505,000	540,103
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	104,000	138,189
DTE Electric Co.
4.30%, 07/01/2044	2,122,000	2,591,009
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	3,049,000	3,249,728
Duke Energy Progress LLC
3.60%, 09/15/2047	1,265,000	1,388,317
Entergy Arkansas LLC
3.70%, 06/01/2024	245,000	262,634
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,388,000	1,409,613
5.30%, 06/01/2042	69,000	93,884
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,026,000	974,882
PacifiCorp
3.60%, 04/01/2024	888,000	945,885
5.75%, 04/01/2037	138,000	185,872
Public Service Electric & Gas Co.
3.00%, 05/15/2025	515,000	546,311

		13,265,567

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
2.80%, 02/15/2030	921,000	964,341
Arrow Electronics, Inc.
3.25%, 09/08/2024	331,000	350,994
3.88%, 01/12/2028	429,000	463,214
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,269,000	1,463,366
Sensata Technologies BV
4.00%, 04/15/2029 (E)	200,000	203,590
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	697,000	749,944

		4,195,449

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	1,677,000	1,847,171
Schlumberger Investment SA
3.65%, 12/01/2023	121,000	128,256

		1,975,427

Equity Real Estate Investment Trusts - 1.0%
American Tower Trust #1
3.65%, 03/15/2048 (E)	775,000	825,336
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,695,000	1,672,420
Corporate Office Properties LP
2.00%, 01/15/2029	384,000	375,211
2.25%, 03/15/2026	519,000	531,502
2.75%, 04/15/2031	262,000	264,358
CyrusOne LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	1,158,000	1,213,561
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030	1,094,000	1,149,237
Life Storage LP
4.00%, 06/15/2029	672,000	752,095
National Retail Properties, Inc.
2.50%, 04/15/2030	997,000	1,009,301

Transamerica Series Trust	Page 6

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Office Properties Income Trust
3.45%, 10/15/2031	$ 1,107,000	$ 1,081,639
Piedmont Operating Partnership LP
2.75%, 04/01/2032 (D)	898,000	881,655
SBA Tower Trust
1.63%, 05/15/2051 (E)	1,369,000	1,364,890
1.88%, 07/15/2050 (E)	1,309,000	1,324,950
2.84%, 01/15/2050 (E)	3,421,000	3,542,411
3.45%, 03/15/2048 (E)	1,525,000	1,544,316
Simon Property Group LP
2.20%, 02/01/2031	1,088,000	1,070,706
Weyerhaeuser Co.
4.00%, 04/15/2030	1,286,000	1,451,226

		20,054,814

Food & Staples Retailing - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	1,872,000	1,783,586
Sysco Corp.
3.30%, 07/15/2026	1,250,000	1,349,705

		3,133,291

Food Products - 0.1%
Campbell Soup Co.
2.38%, 04/24/2030	1,343,000	1,350,546
Cargill, Inc.
1.70%, 02/02/2031 (E)	770,000	749,108
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (E)	622,000	632,496

		2,732,150

Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	944,000	996,135
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	1,316,000	1,400,795
Koninklijke Philips NV
5.00%, 03/15/2042	569,000	734,827
Smith & Nephew PLC
2.03%, 10/14/2030 (D)	1,042,000	1,015,321

		4,147,078

Health Care Providers & Services - 0.5%
Anthem, Inc.
2.25%, 05/15/2030	886,000	890,132
Centene Corp.
3.00%, 10/15/2030	1,425,000	1,460,625
3.38%, 02/15/2030	850,000	878,687
Cigna Corp.
2.40%, 03/15/2030	893,000	906,432
CVS Health Corp.
2.70%, 08/21/2040	1,152,000	1,100,305
3.75%, 04/01/2030	1,615,000	1,792,410
HCA, Inc.
4.13%, 06/15/2029	564,000	630,596
5.25%, 04/15/2025	376,000	426,079
Health Care Service Corp.
2.20%, 06/01/2030 (E)	1,180,000	1,177,315
Molina Healthcare, Inc.
4.38%, 06/15/2028 (E)	771,000	799,913

		10,062,494

Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	331,000	334,124
3.80%, 02/15/2028	901,000	977,137

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp.
1.80%, 10/01/2024 (G)	$ 593,000	$ 594,226

		1,905,487

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,399,000	1,436,376

Industrial Conglomerates - 0.1%
General Electric Co.
4.35%, 05/01/2050	1,200,000	1,445,525
6.88%, 01/10/2039 12/21/2020	128,000	190,394

		1,635,919

Insurance - 0.7%
American International Group, Inc.
4.20%, 04/01/2028	813,000	925,689
4.25%, 03/15/2029	914,000	1,045,313
CNO Global Funding
1.75%, 10/07/2026	1,546,000	1,545,784
Enstar Group Ltd.
3.10%, 09/01/2031	2,353,000	2,308,195
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031 (E)	2,219,000	2,298,350
Global Atlantic Finance Co.
3.13%, 06/15/2031 (E)	2,351,000	2,381,162
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	1,511,000	1,573,125
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 2.78% (C), 12/15/2065	2,438,000	2,328,291

		14,405,909

Interactive Media & Services - 0.2%
Alphabet, Inc.
1.10%, 08/15/2030 (D)	464,000	437,494
Baidu, Inc.
4.38%, 05/14/2024	1,533,000	1,657,412
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	1,322,000	1,394,305

		3,489,211

IT Services - 0.1%
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (E)	1,203,000	1,161,160

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	529,000	726,570

Machinery - 0.1%
Flowserve Corp.
2.80%, 01/15/2032	1,123,000	1,109,953

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	649,000	726,721
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (E)	525,000	543,275
Comcast Corp.
2.94%, 11/01/2056 (E)	594,000	561,086

Transamerica Series Trust	Page 7

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/2043	$ 726,000	$ 874,142
ViacomCBS, Inc.
4.20%, 05/19/2032 (D)	970,000	1,108,243

		3,813,467

Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	1,757,000	1,935,419
4.75%, 04/10/2027 (E)	365,000	415,205
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,740,000	1,795,158
4.55%, 11/14/2024	736,000	795,800
Glencore Funding LLC
2.63%, 09/23/2031 (E)	1,199,000	1,172,765

		6,114,347

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	1,018,000	1,087,528
CMS Energy Corp.
3.88%, 03/01/2024	80,000	84,897
4.88%, 03/01/2044	185,000	235,050
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	597,000	611,020

		2,018,495

Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	647,000	679,160
BP Capital Markets PLC
3.12%, 05/04/2026	2,119,000	2,264,795
Chevron USA, Inc.
3.25%, 10/15/2029	1,047,000	1,145,194
Energy Transfer LP
4.90%, 02/01/2024	605,000	652,216
5.15%, 02/01/2043	734,000	819,209
5.95%, 10/01/2043	680,000	827,742
7.60%, 02/01/2024	534,000	598,850
Enterprise Products Operating LLC
4.25%, 02/15/2048	2,275,000	2,570,110
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	1,190,000	1,273,064
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,967,000	2,183,370
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	674,302
6.84%, 01/23/2030	1,509,000	1,554,874
6.88%, 08/04/2026	400,000	435,040
7.69%, 01/23/2050	166,000	157,003
Pioneer Natural Resources Co.
2.15%, 01/15/2031	1,336,000	1,298,630
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	1,050,000	1,103,636
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	615,000	686,140
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (E)	214,000	215,370
Shell International Finance BV
2.50%, 09/12/2026	1,677,000	1,777,451
3.75%, 09/12/2046	244,000	277,047
Williams Cos., Inc.
5.40%, 03/04/2044	117,000	146,981

		21,340,184

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.4%
Astrazeneca Finance LLC
1.20%, 05/28/2026	$ 591,000	$ 590,915
AstraZeneca PLC
4.38%, 08/17/2048	758,000	959,886
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	890,000	1,006,785
Bristol-Myers Squibb Co.
1.45%, 11/13/2030 (D)	983,000	941,593
Royalty Pharma PLC
2.20%, 09/02/2030	1,137,000	1,110,244
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,636,000	1,952,932
Viatris, Inc.
2.30%, 06/22/2027 (E)	762,000	777,805
Zoetis, Inc.
2.00%, 05/15/2030	636,000	629,090

		7,969,250

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,305,000	1,369,202
Experian Finance PLC
2.75%, 03/08/2030 (E)	1,000,000	1,035,570

		2,404,772

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (E)	1,705,000	1,839,880
5.50%, 01/15/2026 (E)	682,000	764,090

		2,603,970

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
1.95%, 02/15/2028 (E)	462,000	455,547
Intel Corp.
2.88%, 05/11/2024	742,000	784,832
KLA Corp.
3.30%, 03/01/2050	1,214,000	1,274,086
Lam Research Corp.
3.75%, 03/15/2026	1,025,000	1,136,604
Microchip Technology, Inc.
0.98%, 09/01/2024 (E)	1,044,000	1,042,577
Micron Technology, Inc.
2.50%, 04/24/2023	452,000	465,235
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (E)	432,000	468,443
QUALCOMM, Inc.
3.25%, 05/20/2027	1,011,000	1,108,855
3.25%, 05/20/2050 (D)	819,000	874,766
Skyworks Solutions, Inc.
1.80%, 06/01/2026	922,000	933,814
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	2,651,000	2,467,749
Xilinx, Inc.
2.38%, 06/01/2030	968,000	986,572

		11,999,080

Software - 0.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	221,000	220,260
Infor, Inc.
1.75%, 07/15/2025 (E)	1,376,000	1,393,214

Transamerica Series Trust	Page 8

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Intuit, Inc.
1.35%, 07/15/2027	$ 730,000	$ 725,814
VMware, Inc.
1.80%, 08/15/2028	550,000	541,343

		2,880,631

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.65%, 05/11/2050	936,000	897,457
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	1,023,000	1,216,410
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	806,000	863,275
Seagate HDD Cayman
4.13%, 01/15/2031	170,000	177,225
Western Digital Corp.
4.75%, 02/15/2026	1,485,000	1,646,048

		4,800,415

Tobacco - 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	1,255,000	1,199,105
BAT Capital Corp.
2.26%, 03/25/2028	1,886,000	1,870,296
4.91%, 04/02/2030	777,000	888,824

		3,958,225

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	1,016,000	1,037,341
4.38%, 07/16/2042	250,000	298,820
Crown Castle Towers LLC
3.72%, 07/15/2043 (E)	40,000	41,158
Sprint Corp.
7.88%, 09/15/2023	625,000	698,437
T-Mobile USA, Inc.
3.50%, 04/15/2031 (D)	450,000	474,586
3.88%, 04/15/2030	2,279,000	2,520,369

		5,070,711

Total Corporate Debt Securities (Cost $257,019,595)		266,296,522

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025	480,000	515,568

Chile - 0.0% (B)
Chile Government International Bond
3.50%, 01/25/2050	675,000	673,407

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	319,109
4.50%, 01/28/2026	1,125,000	1,205,685

		1,524,794

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,810,000	2,053,778

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,883,000	2,049,495

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028	$ 550,000	$ 595,826

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	160,000	193,325

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	405,000	419,994

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	210,383

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	705,000	705,754

Total Foreign Government Obligations (Cost $8,480,120)		8,942,324

MORTGAGE-BACKED SECURITIES - 2.7%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	681,274	681,880
Series 2012-TFT, Class C,
3.68% (C), 06/05/2030 (E)	1,390,000	1,133,952
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.73% (C), 11/05/2036 (E)	3,935,000	72,490
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,165,016
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	94,583	99,783
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	304,591
Series 2015-GC27, Class B,
3.77%, 02/10/2048	600,000	629,453
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (C), 06/25/2058 (E)	30,764	30,926
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (E)	591,558	606,350
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	1,648,000	1,759,238
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	147,194	146,697
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,976,593
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,561,298
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	4,500,000	4,771,926
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	1,690,000	1,681,602
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (E)	2,992,097	2,942,337
Series 2021-RPL6, Class A1,
2.00% (C), 10/25/2060 (E)	2,406,932	2,440,542

Transamerica Series Trust	Page 9

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.15%, 0.24% (C), 12/25/2036	$ 92,449	$ 90,596
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	2,200,000	2,303,364
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (C), 04/10/2031 (E)	1,830,837	1,830,267
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	827,548
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	5,038,550	4,325,304
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (C), 04/25/2058 (E)	152,762	157,339
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	2,010,000	2,057,131
Series 2013-C11, Class B,
4.50% (C), 08/15/2046	945,000	698,490
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (C), 07/26/2048 (E)	39,790	39,686
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (E)	148,406	152,224
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (E)	143,184	150,472
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (E)	507,839	535,587
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (E)	144,390	153,072
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (E)	292,545	308,557
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (E)	323,839	346,059
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (E)	502,866	528,553
Series 2016-4A, Class A1,
3.75% (C), 11/25/2056 (E)	699,309	748,516
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (E)	798,626	853,865
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (E)	790,032	841,750
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (E)	1,213,469	1,300,310
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (E)	865,064	920,418
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (E)	899,471	959,814
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (E)	568,644	585,895
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (E)	2,006,660	2,106,404
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (E)	2,275,731	2,365,118

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	$ 2,169,000	$ 2,192,419
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	1,911,000	1,783,450
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	916,000	920,359

Total Mortgage-Backed Securities (Cost $54,089,690)		53,087,241

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (B)
Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	48,000	72,071

Total Municipal Government Obligation (Cost $52,729)		72,071

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.6%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	321,892	366,467
5.50%, 07/01/2037 - 06/01/2041	77,308	89,568
6.00%, 12/01/2037	28,774	33,601
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	4,132,468
2.89%, 06/25/2027	1,682,783	1,771,964
3.01%, 07/25/2025	4,592,000	4,929,908
3.06% (C), 08/25/2024	3,640,000	3,857,750
3.46% (C), 08/25/2023	1,500,000	1,576,410
3.49%, 01/25/2024	2,260,000	2,396,552
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 1.90% (C), 02/01/2043	47,230	47,513
3.33% (C), 10/25/2023	161,938	169,840
3.50%, 07/01/2028 - 01/01/2029	252,834	272,849
4.00%, 06/01/2042	69,859	77,269
4.50%, 02/01/2025 - 06/01/2026	94,583	99,708
5.00%, 04/01/2039 - 11/01/2039	1,107,486	1,249,038
5.50%, 04/01/2037 - 12/01/2041	592,309	690,076
6.00%, 08/01/2036 - 06/01/2041	1,034,644	1,219,618
6.50%, 05/01/2040	81,852	96,459
Government National Mortgage Association, Interest Only STRIPS
0.66% (C), 02/16/2053	385,545	8,560
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,711,210
Uniform Mortgage-Backed Security
2.00%, TBA (G)	37,975,000	38,489,716
2.50%, TBA (G)	46,267,000	47,731,057
3.00%, TBA (G)	26,432,000	27,646,220
3.50%, TBA (G)	18,292,000	19,353,436
4.00%, TBA (G)	7,153,000	7,663,769

Total U.S. Government Agency Obligations (Cost $165,627,118)		165,681,026

Transamerica Series Trust	Page 10

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 10.2%
U.S. Treasury - 9.0%
U.S. Treasury Bond
1.25%, 05/15/2050	$ 11,721,000	$ 9,559,941
1.38%, 08/15/2050	522,000	439,214
1.88%, 02/15/2051	1,423,000	1,353,184
2.00%, 02/15/2050	1,923,000	1,883,864
2.25%, 08/15/2046	2,996,000	3,086,231
2.38%, 05/15/2051	1,595,000	1,697,180
2.50%, 02/15/2045 - 05/15/2046	9,156,000	9,874,792
2.75%, 08/15/2047 - 11/15/2047	5,196,000	5,884,790
2.88%, 08/15/2045 - 05/15/2049	5,599,900	6,451,424
3.00%, 05/15/2042 - 02/15/2049	5,699,600	6,737,356
3.13%, 02/15/2042	1,852,000	2,204,820
3.13%, 05/15/2048 (D)	63,000	76,469
3.63%, 02/15/2044	1,718,700	2,207,858
4.50%, 02/15/2036 (D)	2,193,600	2,993,064
5.25%, 02/15/2029	2,086,000	2,661,443
U.S. Treasury Note
0.13%, 12/31/2022 - 05/31/2023	12,323,000	12,313,160
0.25%, 05/31/2025	1,239,000	1,217,705
0.25%, 08/31/2025 (D)	4,435,000	4,342,835
0.63%, 05/15/2030 - 08/15/2030	10,436,000	9,713,961
0.88%, 06/30/2026	4,780,100	4,761,241
1.13%, 02/15/2031 (D)	10,242,000	9,910,735
1.50%, 08/15/2026	889,000	910,982
1.50%, 02/15/2030 (D)	5,411,000	5,439,957
1.63%, 11/15/2022 - 08/15/2029 (D)	15,314,000	15,696,336
1.63%, 05/15/2031	9,511,300	9,610,871
1.75%, 11/30/2021	3,480,000	3,489,650
1.75%, 05/15/2023 (D)	4,319,000	4,426,469
2.13%, 06/30/2022 (D)	1,047,000	1,062,991
2.25%, 11/15/2025 (D)	3,203,800	3,387,643
2.25%, 11/15/2027	2,072,200	2,201,308
2.38%, 01/31/2023	1,374,400	1,414,934
2.50%, 08/15/2023 - 05/15/2024	9,689,000	10,157,409
2.63%, 12/15/2021 - 02/15/2029	4,497,000	4,587,292
2.88%, 05/15/2028 - 08/15/2028	7,789,300	8,587,446
3.13%, 11/15/2028 (D)	3,927,600	4,409,345

		174,753,900

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	2,691,435	3,014,828
1.75%, 01/15/2028	1,571,334	1,889,836
2.50%, 01/15/2029	5,240,632	6,707,053
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	3,532,409	3,892,181
0.63%, 01/15/2024	7,196,856	7,678,145

		23,182,043

Total U.S. Government Obligations (Cost $193,590,859)		197,935,943

COMMERCIAL PAPER - 6.5%
Banks - 2.2%
Korea Development Bank
0.10%, 12/08/2021	5,500,000	5,498,988
Lloyds Bank PLC
0.10%, 12/08/2021	7,500,000	7,498,620
Macquarie Bank Ltd.
0.11%, 12/07/2021	7,500,000	7,498,229
Manhattan Asset Funding Co. LLC
0.09%, 11/08/2021	1,350,000	1,349,854
0.10%, 11/03/2021	250,000	249,976
Natixis SA
0.11%, 12/02/2021	9,750,000	9,748,601

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB
0.11%, 11/12/2021	$ 3,100,000	$ 3,099,726
Sumitomo Mitsui Banking Corp.
0.09%, 10/28/2021	7,800,000	7,799,575

		42,743,569

Capital Markets - 0.4%
Cedar Springs Capital Co. LLC
0.12%, 11/15/2021	4,200,000	4,199,458
Ionic Capital III Trust
0.11%, 11/05/2021	3,250,000	3,249,675

		7,449,133

Diversified Financial Services - 3.9%
Anglesea Funding PLC
0.10%, 12/02/2021	7,250,000	7,248,566
Gotham Funding Corp.
0.08%, 10/12/2021	4,800,000	4,799,862
Le Fayette Asset Securitization LLC
0.10%, 12/16/2021	7,500,000	7,498,139
Lexington Parker Capital Co. LLC
0.12%, 10/18/2021	1,750,000	1,749,919
LMA-Americas LLC
0.12%, 11/17/2021	7,500,000	7,498,980
Mont Blanc Capital Corp.
0.11%, 11/19/2021	3,919,000	3,918,439
Nieuw Amsterdam Receivables Corp. BV
0.08%, 11/03/2021	7,250,000	7,249,384
Old Line Funding LLC
0.09%, 10/12/2021	7,282,000	7,281,816
Ridgefield Funding Co. LLC
0.11%, 10/04/2021	5,015,000	5,014,952
Sheffield Receivables Co. LLC
0.10%, 12/01/2021	1,000,000	999,809
0.12%, 11/10/2021	5,000,000	4,999,431
Starbird Funding Corp.
0.10%, 11/02/2021	6,450,000	6,449,409
Thunder Bay Funding LLC
0.08%, 10/04/2021	6,200,000	6,199,945
Victory Receivables Corp.
0.08%, 12/06/2021	1,000,000	999,792
0.10%, 11/18/2021	2,750,000	2,749,614
0.12%, 01/05/2022	950,000	949,688

		75,607,745

Total Commercial Paper (Cost $125,800,355)		125,800,447

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
0.02% (H), 12/30/2021	5,859,000	5,858,451
0.04% (H), 12/09/2021	4,502,000	4,501,782
0.05% (H), 11/04/2021	5,431,000	5,430,688

Total Short-Term U.S. Government Obligations (Cost $15,791,063)		15,790,921

Transamerica Series Trust	Page 11

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (H)	17,003,116	$ 17,003,116

Total Other Investment Company (Cost $17,003,116)		17,003,116

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (H), dated 09/30/2021, to be repurchased at $18,376,420 on 10/01/2021. Collateralized by U.S. Government Obligations, 0.13%, due 01/15/2022 - 04/15/2022, and with a total value of $18,743,959.	$ 18,376,420	18,376,420

Total Repurchase Agreement (Cost $18,376,420)		18,376,420

Total Investments (Cost $1,683,523,626)		2,090,427,726
Net Other Assets (Liabilities) - (8.1)%		(157,463,817)

Net Assets - 100.0%		$ 1,932,963,909

Transamerica Series Trust	Page 12

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	42	12/31/2021	$9,247,965	$9,242,297	$—	$(5,668)
S&P 500® E-Mini Index	49	12/17/2021	10,882,499	10,529,487	—	(353,012)

Total Futures Contracts					$—	$(358,680)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,164,928,018	$—	$—	$1,164,928,018
Preferred Stocks	438,706	—	—	438,706
Asset-Backed Securities	—	56,074,971	—	56,074,971
Corporate Debt Securities	—	266,296,522	—	266,296,522
Foreign Government Obligations	—	8,942,324	—	8,942,324
Mortgage-Backed Securities	—	53,087,241	—	53,087,241
Municipal Government Obligation	—	72,071	—	72,071
U.S. Government Agency Obligations	—	165,681,026	—	165,681,026
U.S. Government Obligations	—	197,935,943	—	197,935,943
Commercial Paper	—	125,800,447	—	125,800,447
Short-Term U.S. Government Obligations	—	15,790,921	—	15,790,921
Other Investment Company	17,003,116	—	—	17,003,116
Repurchase Agreement	—	18,376,420	—	18,376,420

Total Investments	$1,182,369,840	$908,057,886	$—	$2,090,427,726

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(358,680)	$—	$—	$(358,680)

Total Other Financial Instruments	$(358,680)	$—	$—	$(358,680)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $48,547,820, collateralized by cash collateral of $17,003,116 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $32,540,056. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $178,148,672, representing 9.2% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at September 30, 2021.
(I)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 13

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 14

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 15